Summary of Securities in Unrealized Loss Position and Included in Accumulated Other Comprehensive Income, Aggregated by Length of Time Investments (Detail) - USD ($) $ in Thousands	May. 31, 2015	May. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Total investments with unrealized losses, fair value	$ 58,978	$ 35,465
Unrealized losses with a loss position for less than 12 months, fair value	32,693	16,611
Unrealized losses with a loss position for more than 12 months, fair value	26,285	18,854
Total investments with unrealized losses, gross unrealized losses	(3,815)	(1,425)
Unrealized losses with a loss position for less than 12 months, gross unrealized losses	(1,441)	(845)
Unrealized losses with a loss position for more than 12 months, gross unrealized losses	$ (2,374)	$ (580)